SEGMENT AND GEOGRAPHICAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Summary of Operating Results by Segment
The operating results of these reportable segments are regularly reviewed by the chief operating decision.
		Airport Security and Other Aviation Services

	Corporate		Authentication Technology	Total
Year ended December 31, 2020:
Revenue	$-	$222,654	$25,765	$248,419
Depreciation and amortization	72	1,302	716	2,090
Income (loss) from continuing operations	(3,853)	6,056	3,199	5,402
Goodwill	-	746	-	746
Total assets from continuing operations	12,488	86,550	41,350	140,388

Year ended December 31, 2019:
Revenue	$-	$309,548	$23,759	$333,307
Depreciation and amortization	46	1,328	314	1,688
Income (loss) from continuing operations	(11,740)	(2,406)	6,893	(7,253)
Goodwill	-	681	-	681
Total assets from continuing operations	23,381	64,647	35,419	123,447

Year ended December 31, 2018:
Revenue	$-	$329,150	$16,071	$345,221
Depreciation and amortization	45	1,756	96	1,897
Income (loss) from continuing operations	(6,205)	(9,163)	4,304	(11,064)
Goodwill	-	695	-	695
Total assets from continuing operations	329	66,373	8,385	75,087

Schedule of Revenues by Geographic Area
The following table sets forth, for the periods indicated, revenue generated from customers by geographical area based on the geographical location of the customer’s invoicing address:

	Year Ended December 31,
	2020	2019	2018

Germany	$119,500	$137,207	$134,646
The Netherlands	58,446	97,700	121,465
United States	45,305	73,719	69,548
Other countries	25,168	24,681	19,562
Total revenue	$248,419	$333,307	$345,221

Schedule of Property and Equipment, Net by Geographic Regions
The following table sets forth, for the periods indicated, property and equipment, net of accumulated depreciation and amortization, by country:

	December 31,
	2020	2019

Germany	$449	$516
The Netherlands	598	862
United States	305	354
Other countries	4,173	2,854
Total property and equipmat, net	$5,525	$4,586